Revenue	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Revenue

11.	Revenue:

Details of revenue are as follows:

For the three months ended March 31,	2025	2024

Acquisition services	$2,413	$478
Value-added data	514	255
Software and solutions	1,335	942
	$4,262	$1,675

Primary geographical market
United States	$619	$384
Asia/Pacific	2,453	497
Europe	1,190	794
	$4,262	$1,675

Timing of revenue recognition
Upon delivery	$725	$421
Services overtime	3,537	1,254
	$4,262	$1,675

The Company recognizes an asset for the incremental costs of obtaining a contract with a customer if the expected benefit of those costs is longer than one year. The Company determined that certain commissions paid to sales employees meet the requirement to be capitalized. Total capitalized contract acquisition costs included in prepaid expenses and other assets to obtain contracts at March 31, 2025 was $106 (December 31, 2024 – $194) and are amortized consistent with the method of revenue recognized on the contract.

Changes in contract acquisition costs are as follows:

	March 31,	December 31,
	2025	2024

Contract acquisition costs, beginning of period	$194	$114
Additions	7	496
Amortization	(95)	(416)
Contract acquisition costs, end of period	$106	$194